Share Capital - Outstanding and Exercisable Options-Range of Exercise Prices (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	19,967,000	22,645,000	25,459,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 21.48	$ 23.96	$ 26.26
Weighted average remaining contractual life of options outstanding (in years) | year	2.37
Number of stock options exercisable (in options) | shares	10,461,000	12,946,000
Weighted average exercise price of options exercisable (in cad per option)	$ 25.87	$ 28.91
$14.20 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	16,061,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 18.55
Weighted average remaining contractual life of options outstanding (in years) | year	2.90
Number of stock options exercisable (in options) | shares	6,555,000
Weighted average exercise price of options exercisable (in cad per option)	$ 21.30
$14.20 - $29.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	14.20
$14.20 - $29.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	$ 29.99
$30.00 - $36.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	3,906,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 33.52
Weighted average remaining contractual life of options outstanding (in years) | year	0.17
Number of stock options exercisable (in options) | shares	3,906,000
Weighted average exercise price of options exercisable (in cad per option)	$ 33.51
$30.00 - $36.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	30.00
$30.00 - $36.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	$ 36.20